May 5, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Woodmen of the World Life Insurance Society and/or Omaha Woodmen Life Insurance Society

Woodmen Variable Annuity Account

Post-Effective Amendment No. 15 to Form N-4 (File Nos. [333-101231 811-21254])

Ladies and Gentlemen:

On behalf of Woodmen of the World Life Insurance Society and/or Omaha Woodmen Life Insurance Society (the “Company”) and the Woodmen Variable Annuity Account (the “Separate Account”), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the Prospectus and the Statement of Additional Information for the variable annuity contracts offered by the Company through the Separate Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced post-effective amendment (the “Amendment”) to the registration statement on Form N-4 for the Separate Account. That Amendment was filed electronically with the Commission on April 28, 2015.

If you have any questions or comments regarding this filing, please call the undersigned at 402-271-7889.

Very truly yours,

/s/ Nicholas C. Olari
Nicholas C. Olari
Staff Attorney